Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Liquidation Basis Of Accounting Abstract [Abstract]
Going Concern and Management’s Plans

Note 2 – Liquidity and management’s plans

The accompanying unaudited condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing arrangements and has raised funds in 2017 and 2016, including:

In September 2016, the Company entered into a Sales Agreement (the "Sales Agreement") with Cowen and Company LLC ("Cowen") pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of the Company’s common stock by any method permitted by law deemed to be an "at the market” offering as defined in Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”), including, without limitation, sales made by means of ordinary brokers' transactions on The NASDAQ Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement.  As of March 31, 2017, the Company has sold an aggregate of approximately 5.7 million shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $6.5 million, and gross proceeds of $6.9 million. As of March 31, 2017, remaining availability under the at the market offering is $4.6 million. For the three months ended March 31, 2017, the Company has sold approximately 2.1 million shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $2.1 million, and gross proceeds of $2.2 million.

In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including Merck Global Health Innovation Fund, LLC (“Merck GHI”) and jVen Capital, LLC (“jVen Capital”), each unit consisting of either (i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.  The total net proceeds to the Company, after deducting offering commissions and expenses were $9.5 million.  The Company used the proceeds for working capital and general corporate purposes.  Pursuant to the private placement, the Company issued 6,744,127 shares of common stock, 2,309,428 shares of non-voting convertible preferred stock and stock purchase warrants to acquire an additional 6,790,169 shares of common stock.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash on hand will be sufficient to fund operations through a portion of the second quarter of 2017. This has led management to conclude that substantial doubt about the Company’s ability to continue as a going concern exists.  In the event the Company is unable to successfully raise additional capital during the second quarter of 2017, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. Furthermore, the $1.0 million Merck Note (see Note 4) matures in July 2017.  If the Company is unable to repay the note, negotiate its conversion or extend its term, the assets of the Company may be seized, as the note is secured by a lien on all the Company’s assets.

Note 2 - Going Concern and Management’s Plans

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing arrangements and has raised significant funds in 2016 and 2015, including:

On September 13, 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million.  Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers’ transactions on The NASDAQ Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement. As of December 31, 2016, the Company has sold an aggregate of approximately 3.6 million shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $4.4 million, and gross proceeds of $4.7 million. As of December 31, 2016, under the initial sales agreement, remaining availability under the at the market offering is $6.8 million. Subsequent to December 31, 2016, the Company has sold an aggregate of approximately 2.1 million shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $2.1 million, and gross proceeds of $2.2 million. Under the initial sales agreement, remaining availability under the at the market offering is $4.6 million.

In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including Merck GHI and jVen Capital, each unit consisting of either (i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.  The total net proceeds to the Company, after deducting offering commissions and expenses was $9.5 million.  Pursuant to the private placement, the Company issued 6,744,127 shares of common stock, 2,309,428 of non-voting convertible preferred stock and stock purchase warrants to acquire an additional 6,790,169 shares of common stock.

In July 2015, the Company raised $6.0 million by issuing 1,136,364 shares of common stock at $4.40 per share and a $1.0 million senior secured promissory note to Merck GHI. Under the Purchase Agreement, Merck GHI has the right to participate in future securities offerings made by the Company (see Note 5).

In May 2015, OpGen completed its IPO for total gross proceeds of $17.1 million (see Note 8).

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash on hand will be sufficient to fund operations into the second quarter of 2017. This has led management to conclude that substantial doubt about the Company’s ability to continue as a going concern exists.  In the event the Company is unable to successfully raise additional capital during or before the second quarter of 2017, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. Furthermore, the $1.0 million senior secured promissory note matures in July 2017.  If the company is unable to repay the note, negotiate its conversion or extend its term, the assets of the company may be seized, as the note is secured by a lien on all the company’s assets.